Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Man ETF Series Trust
Entity Central Index Key	0002065379
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000263378
Shareholder Report [Line Items]
Fund Name	Man Active Income ETF
Trading Symbol	MANI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Man Active Income ETF (the "Fund") for the period of September 16, 2025 to February 28, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Income ETF	$39Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.85%	[2]
AssetsNet	$ 21,181,794
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS The following table outlines key Fund statistics that you should pay attention to. Fund net assets$21,181,794 Total number of portfolio holdings64 Period portfolio turnover rate51%
Holdings [Text Block]

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Other Financials	27.8%
Consumer, Cyclical	18.2%
Consumer, Non-cyclical	17.6%
Banks	10.6%
Basic Materials	6.5%
Real Estate	6.2%
Insurance	5.5%
Energy	4.4%
Industrial	4.3%
Communications	2.4%
Government	2.0%
Technology	1.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repos and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

C000263377
Shareholder Report [Line Items]
Fund Name	Man Active High Yield ETF
Trading Symbol	MHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Man Active High Yield ETF (the "Fund") for the period of September 16, 2025 to February 28, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active High Yield ETF	$31Footnote Reference(a)	0.69%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 31	[3]
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 19,502,403
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS The following table outlines key Fund statistics that you should pay attention to. Fund net assets$19,502,403 Total number of portfolio holdings79 Period portfolio turnover rate59%
Holdings [Text Block]

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Financials	15.1%
Consumer Discretionary	12.7%
Health Care	10.3%
Communication Services	10.3%
Energy	9.9%
Industrials	9.3%
Real Estate	6.2%
Consumer Staples	5.6%
Information Technology	4.7%
Materials	4.5%
Utilities	1.6%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repos and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

C000267519
Shareholder Report [Line Items]
Fund Name	Man Active Emerging Markets Alternative ETF
Trading Symbol	MEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Man Active Emerging Markets Alternative ETF (the "Fund") for the period of December 16, 2025 to February 28, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Emerging Markets Alternative ETF	$19Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 19	[5]
Expense Ratio, Percent	0.85%	[6]
AssetsNet	$ 11,860,399
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS The following table outlines key Fund statistics that you should pay attention to. Fund net assets$11,860,399 Total number of portfolio holdings278 Period portfolio turnover rate4%
Holdings [Text Block]

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Information Technology	36.9%
Financials	22.6%
Materials	9.0%
Communication Services	7.5%
Industrials	7.5%
Consumer Discretionary	6.9%
Health Care	4.9%
Consumer Staples	1.4%
Energy	1.3%
Utilities	0.8%
Real Estate	0.4%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Top 10 Country Exposure[1]

Table Summary
Country	% Net Asset Value
Taiwan	24.0%
China	23.8%
Korea (South)	20.2%
India	13.4%
Saudi Arabia	5.1%
Brazil	2.6%
Malaysia	1.9%
Indonesia	1.6%
Mexico	1.4%
Poland	1.3%

C000267520
Shareholder Report [Line Items]
Fund Name	Man Active Trend Enhanced ETF
Trading Symbol	MATE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Man Active Trend Enhanced ETF (the "Fund") for the period of December 16, 2025 to February 28, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.
Additional Information Phone Number	1-866-505‑1108
Additional Information Website	www.man.com/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Trend Enhanced ETF	$20Footnote Reference(a)	0.95%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 20	[7]
Expense Ratio, Percent	0.95%	[8]
AssetsNet	$ 36,327,024
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS The following table outlines key Fund statistics that you should pay attention to. Fund net assets$36,327,024 Total number of portfolio holdings166 Period portfolio turnover rate20%
Holdings [Text Block]

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	Net Exposure	Short Exposure	Gross Exposure
Beta - S&P 500	100.2%	0.0%	100.2%
Trend - Bonds and Rates	67.3%	0.0%	67.3%
Trend - Stocks	59.1%	0.0%	59.1%
Trend - Currencies	0.0%	-39.6%	39.6%
Trend - Commodities	25.1%	0.0%	25.1%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Forward Foreign Exchange (used for hedging purposes) and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

[1]	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
[2]	Annualized.
[3]	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
[4]	Annualized.
[5]	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
[6]	Annualized.
[7]	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
[8]	Annualized.